Organization and basis of financial statements (Tables)	6 Months Ended
Sep. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Company’s Subsidiaries and the VIEs

Details of the Company’s subsidiaries and the VIEs were as follows:

			Percentage
			of direct or
			indirect
			ownership
	Date of	Place of	by the	Principal
Name of Entity	incorporation	incorporation	Company	activities
Subsidiaries:			Direct
Easy Skills Technology Limited (“Hong Kong ES”)	December 24, 2018	HK	100%	Holding company
Skillful Craftsman Network Technology (Wuxi) Co., Ltd. (“WOFE” or “Craftsman Wuxi”)	January 16, 2019	PRC	100%	Investment holding
Shenzhen Jisen Information Tech Limited (“Jisen Information”)	December 8, 2014	PRC	100%	Financial education and services
LE FIRST SKILLAND PTE. LTD. (“LFS”)	March 30, 2023	Singapore	75%	Vocational education

VIE:			Indirect
Wuxi Kingway Technology Co., Ltd. (“Wuxi Wangdao”)	June 6, 2013	PRC	100%	Vocational online education and technology services

Schedule of Variable Interest Entities

	As of
	September 30, 2024	March 31, 2024
	(Unaudited)	(Audited)
ASSETS
Current assets:
Cash and cash equivalents	$16,927,882	$17,087,419
Accounts receivable, net	14,285	7,343
Prepayments	2,854	2,819
Deferred expenses	183,163	878,654
Amounts due from related parties	951,048	939,450
Total current assets	18,079,232	18,915,685
Non-current assets:
Long-term investment	16,940,782	15,552,775
Property and equipment, net	501	495
Total non-current assets	16,941,283	15,553,270
TOTAL ASSETS	$35,020,515	$34,468,955
Current liabilities:
Taxes payable	1,517	1,082
Employee benefits payable	44,747	45,984
Deferred revenue-current	12,039	111,630
Other payables	206,392	162,090
Interest payable	1,407,597	992,701
Total current liabilities:	1,672,292	1,313,487
Non-current liabilities:
Long-term loans	13,416,162	13,250,516
Total non-current liabilities	13,416,162	13,250,516
TOTAL LIABILITIES	$15,088,454	$14,564,003

	For the six months ended September 30,
	2024	2023
	(Unaudited)	(Unaudited)
Revenue	$119,018	$1,493,709
Net income/ (loss)	$(218,851)	$737,179

	For the six months ended September 30,
	2024	2023
	(Unaudited)	(Unaudited)
Net cash (used in) and provided by operating activities	$(905,614)	$1,321,718
Net cash provided by investing activities	—	4,785
Net cash provided by financing activities	—	—
Effects of exchange rate changes on cash	746,077	(1,858,089)
Net cash used	$(159,537)	$(531,586)